Fairholme Funds, Inc.
4400 Biscayne Blvd.
Miami, FL 33137

July 24, 2008

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Fairholme Funds, Inc. (the “Company”)
File Nos.: 333-88517 and 811-09607

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Fairholme Funds, Inc. (the “Company”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated July 22, 2008 and filed electronically as Post-Effective Amendment No. 14 to the Company’s Registration Statement on Form N-1A on July 22, 2008.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (305) 358-3000.

Sincerely,

/s/Kathryn Battistella

Kathryn Battistella
Chief Compliance Officer
Fairholme Funds, Inc.